GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
GENERAL AND ADMINISTRATIVE EXPENSES
Office and administrative	$ 3,552	$ 2,921
Professional fees	2,718	2,237
Regulatory and transfer agent	451	301
Salaries and benefits	6,687	5,454
Total general and administrative expense	$ 13,408	$ 10,913